[GRAPHIC APPEARS HERE]

[GRAPHIC APPEARS HERE]


SUMMARY PROSPECTUS | February 1, 2010, as supplemented on June 21, 2010

-------------------------------------------------------------------------------

EQUITY INCOME FUND

CLASS/Ticker: Class A/NVAEX -  Class B/NVBEX -  Class C/WFEEX


     Link to Prospectus             Link to Statement of Additional Information
     ------------------             -------------------------------------------
                            Link to Annual Report
                            ---------------------

BEFORE YOU INVEST, YOU MAY WANT TO REVIEW EACH FUND'S PROSPECTUS, WHICH CONTAINS MORE INFORMATION ABOUT EACH FUND AND ITS RISKS. YOU CAN FIND EACH FUND'S PROSPECTUS AND OTHER INFORMATION ABOUT EACH FUND ONLINE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. YOU CAN ALSO GET INFORMATION AT NO COST BY CALLING 1-800-222-8222, OR BY SENDING AN EMAIL REQUEST TO WFAF@WELLSFARGO.COM THE CURRENT PROSPECTUS ("PROSPECTUS") AND STATEMENT OF ADDITIONAL INFORMATION ("SAI"), DATED FEBRUARY 1, 2010 , ALONG WITH THE REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND EACH FUND'S AUDITED FINANCIAL STATEMENTS INCLUDED IN EACH FUND'S MOST RECENT ANNUAL REPORT DATED SEPTEMBER 30, 2009, ARE INCORPORATED BY REFERENCE INTO THIS SUMMARY PROSPECTUS. THE FUND'S SAI AND ANNUAL REPORT MAY BE OBTAINED, FREE OF CHARGE, IN THE SAME MANNER AS THE PROSPECTUS.

INVESTMENT OBJECTIVE
The Equity Income Fund seeks long-term capital appreciation and dividend income.

FEES AND EXPENSES

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain WELLS FARGO ADVANTAGE FUNDS (Reg. TM). More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 81 and 84 of the Prospectus and "Additional Purchase and Redemption Information" on page 46 of the SAI.


 SHAREHOLDER FEES (fees paid
directly from your
  investment)                      CLASS A       CLASS B        CLASS C
  Maximum sales charge            5.75%           None          None
  (load) imposed on purchases
   (AS A PERCENTAGE OF THE
  OFFERING PRICE)
  Maximum deferred sales          None/1/       5.00%         1.00%
  charge (load)
   (AS A PERCENTAGE OF THE
  OFFERING PRICE)

 ANNUAL FUND OPERATING
EXPENSES
(expenses that you pay each
year as a percentage of the
value of your
investment)                        CLASS A       CLASS B          CLASS C
  Management Fees                 0.70%         0.70%             0.70   %
  Distribution (12b-1) Fees       0.00%         0.75%             0.75   %
  Other Expenses                  0.72%         0.72%             0.72   %
  TOTAL ANNUAL FUND               1.42%         2.17%               2.17%/1/
  OPERATING EXPENSES
  Fee Waivers                     0.32%         0.32%             0.32   %
  TOTAL ANNUAL FUND               1.10%         1.85%             1.85   %
OPERATING EXPENSES AFTER FEE
  WAIVER/2/

1 Expenses have been adjusted from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2 The adviser has contractually committed through January 31, 2011, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's net operating expenses, including the underlying master portfolio's fees and expenses, and excluding brokerage commissions, interest, taxes and extraordinary expenses, do not exceed the net operating expense ratios shown. The committed net operating expense ratios may be increased or terminated only with approval of the Board of Trustees.

EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; and the Fund's operating expenses remain the same.

                                 1 YEAR       3 YEARS       5 YEARS       10 YEARS
 CLASS A (if you sell your      $  681        $  969      $  1,278      $  2,153
shares at the end of the
  period)
 CLASS B (if you sell your      $  688        $  948      $  1,335      $  2,192
shares at the end of the
  period)

                                   1 YEAR       3 YEARS       5 YEARS       10 YEARS
 CLASS C (if you sell your        $  288        $  648      $  1,135      $  2,478
shares at the end of the
  period)
 CLASS A (if you do not sell      $  681        $  969      $  1,278      $  2,153
your shares at the end of
  the period)
 CLASS B (if you do not sell      $  188        $  648      $  1,135      $  2,192
your shares at the end of
  the period)
 CLASS C (if you do not sell      $  188        $  648      $  1,135      $  2,478
your shares at the end of
  the period)

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 11% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Effective at the close of business on June 18, 2010, the Fund has withdrawn its interests in its corresponding master portfolio and now invests directly in a portfolio of securities. The Fund formerly was a gateway fund that sought to achieve its investment objective by investing substantially all of its assets in a corresponding master portfolio with a substantially identical investment objective and substantially similar investment strategies. The investment activities of the Fund now occur, and all advisory and sub-advisory services described in the Prospectus are now provided, directly at the gateway fund level.


We invest principally in equity securities of large-capitalization companies, which we define as companies with market capitalizations of $3 billion or more. Furthermore, we may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.

We focus on identifying companies that we believe have exceptional valuations, above-market earnings growth, as well as consistency of dividend income and growth of the dividend. Our screening process to identify such premier companies involves a search by market capitalization, dividend income or potential for dividend income, and stability of earnings to refine our selection universe. Additionally, we screen for valuation by utilizing a comparative valuation tool that ranks a company's stock against a universe of other companies. This process helps us identify undervalued stocks and allows us to focus our fundamental research on stocks that appear to offer exceptional investment opportunities. Our fundamental research includes in-depth financial statement analysis that includes looking at a company's operating characteristics such as earnings and cash flow prospects, profit margin trends, and consistency of revenue growth. Other standard valuation measures are applied to this select group of stocks, such as price to earnings, price to book, price to sales and price to cash flow ratios, both on an absolute and on a relative basis. We believe that our focus on valuation, capitalization size, consistency, and dividend yield all combine to produce a diversified portfolio of high quality stocks. Because few companies meet our select screening criteria, we generally follow a low turnover approach and typically will only sell a stock if it no longer fits our criteria for a premier company.

PRINCIPAL INVESTMENT RISKS
COUNTER-PARTY RISK. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

DERIVATIVES RISK. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

ISSUER RISK. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

LEVERAGE RISK. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.


LIQUIDITY RISK. A security may not be able to be sold at the time desired without adversely affecting the price.


MANAGEMENT RISK. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

MARKET RISK. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

REGULATORY RISK. Changes in government regulations may adversely affect the value of a security.

VALUE STYLE INVESTMENT RISK. Value stocks may lose value quickly and may be subject to prolonged depressed valuations.

--------------------------------------------------------------------------------
PERFORMANCE

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.


[GRAPHIC APPEARS HERE]


CALENDAR YEAR TOTAL RETURNS FOR CLASS A (Incepted on May 2, 1996) AS OF 12/31
                                  EACH YEAR
    (Returns do not reflect sales charges and would be lower if they did)
2000         2001         2002        2003        2004    2005        2006       2007     2008          2009
1.64%        -5.67%      -19.89%     26.01%      11.13%   5.16%      18.39%      2.69%     -36.71%     17.93%


             BEST AND WORST QUARTER
  Best Quarter:       Q2    2003       16.67%
  Worst Quarter:      Q3    2002      -20.85%



 AVERAGE ANNUAL TOTAL RETURNS
as of 12/31/09 (Returns
reflect applicable sales
  charges)                          1 YEAR        5 YEARS       10 YEARS
 CLASS A (Incepted on May 2,         11.15%       -2.10%         -0.33%
  1996) Returns Before Taxes
 CLASS A (Incepted on May 2,         10.35%       -4.96%         -2.47%
1996) Returns After Taxes on
  Distributions
 CLASS A (Incepted on May 2,          7.21%       -1.72%         -0.51%
1996) Returns After Taxes on
  Distributions and
  Sale of Fund Shares
 CLASS B (Incepted on May 2,         12.04%       -2.10%         -0.27%
  1996) Returns Before Taxes
 CLASS C (Incepted on                16.00%       -1.67%         -0.49%
October 1, 1998) Returns
  Before Taxes
 RUSSELL 1000 (Reg. TM)              19.69%       -0.25%          2.47%
VALUE INDEX (reflects no
deduction for fees, expenses
  or
  taxes)


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

FUND MANAGEMENT

  INVESTMENT
   ADVISER
 Wells Fargo
Funds
Management,
LLC

 SUB-ADVISER      PORTFOLIO MANAGER, TITLE/MANAGED SINCE
 Wells Capital    GARY J. DUNN, CFA, Portfolio Manager / 1994
 Management      ROBERT M. THORNBURG, Portfolio Manager / 2006
 Incorporated


The Board of Trustees has approved the reorganization of the Fund into another Wells Fargo Advantage Fund, subject to the satisfaction of a number of conditions, including approval by Fund shareholders.

SUMMARY OF IMPORTANT INFORMATION REGARDING PURCHASE AND SALE OF FUND SHARES

TRANSACTION POLICIES


 BUYING FUND SHARES            TO PLACE ORDERS OR REDEEM SHARES
----------------------------- --------------------------------------------
 MINIMUM INITIAL INVESTMENT    MAIL: WELLS FARGO ADVANTAGE FUNDS
 Class A and Class C: $1,000  P.O. Box 8266
 Class B shares are           Boston, MA 02266-8266
generally closed to new
  investment.                 INTERNET: www.wellsfargo.com/advantagefunds
 MINIMUM ADDITIONAL
INVESTMENT
                              PHONE OR WIRE: 1-800-222-8222
 All Classes: $100
                              IN PERSON: Investor Center
 See HOW TO BUY SHARES
beginning on page 92 of the
                              100 Heritage Reserve
 Prospectus
                              Menomonee Falls,WI 53051.


                              CONTACT YOUR FINANCIAL PROFESSIONAL.



 *Class A shares of the Index Fund are closed to new investors.
In general, you can buy or sell shares of the Fund by mail, internet, phone, wire or in person on any business day. You also may buy and sell shares through a financial professional.

TAX INFORMATION
Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.



                                                                  0600465/P0465A
 4

[GRAPHIC APPEARS HERE]

[GRAPHIC APPEARS HERE]


SUMMARY PROSPECTUS | February 1, 2010, as supplemented June 21, 2010

-------------------------------------------------------------------------------

EQUITY INCOME FUND

CLASS/Ticker: Administrator/NVIEX

     Link to Prospectus             Link to Statement of Additional Information
     ------------------             -------------------------------------------
                            Link to Annual Report
                            ---------------------

BEFORE YOU INVEST, YOU MAY WANT TO REVIEW EACH FUND'S PROSPECTUS, WHICH CONTAINS MORE INFORMATION ABOUT EACH FUND AND ITS RISKS. YOU CAN FIND EACH FUND'S PROSPECTUS AND OTHER INFORMATION ABOUT EACH FUND ONLINE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. YOU CAN ALSO GET INFORMATION AT NO COST BY CALLING 1-800-222-8222, OR BY SENDING AN EMAIL REQUEST TO WFAF@WELLSFARGO.COM THE CURRENT PROSPECTUS ("PROSPECTUS") AND STATEMENT OF ADDITIONAL INFORMATION ("SAI"), DATED FEBRUARY 1, 2010 , ALONG WITH THE REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND EACH FUND'S AUDITED FINANCIAL STATEMENTS INCLUDED IN EACH FUND'S MOST RECENT ANNUAL REPORT DATED SEPTEMBER 30, 2009, ARE INCORPORATED BY REFERENCE INTO THIS SUMMARY PROSPECTUS. THE FUND'S SAI AND ANNUAL REPORT MAY BE OBTAINED, FREE OF CHARGE, IN THE SAME MANNER AS THE PROSPECTUS.

INVESTMENT OBJECTIVE
The Equity Income Fund seeks long-term capital appreciation and dividend income.

FEES AND EXPENSES

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.



  SHAREHOLDER FEES (fees paid directly from
                    your
                investments)
  Maximum sales charge                   None
  (load) imposed on purchases
  Maximum deferred sales                 None
  charge (load)


          ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of
          the value of your investment)
  Management Fees                       0.70%
  Distribution (12b-1) Fees             0.00%
  Other Expenses                        0.54%
  TOTAL ANNUAL FUND                     1.24%
  OPERATING EXPENSES
  Fee Waivers                           0.39%
  TOTAL ANNUAL FUND                     0.85%
OPERATING EXPENSES AFTER FEE
  WAIVER/1/

1 The adviser has contractually committed through January 31, 2011, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's net operating expenses, including the underlying master portfolio's fees and expenses, and excluding brokerage commissions, interest, taxes and extraordinary expenses, do not exceed the net operating expense ratio shown. The committed net operating expense ratio may be increased or terminated only with approval of the Board of Trustees.

EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; and the Fund's operating expenses remain the same.

   1 Year      $    87
   3 Years     $   355
   5 Years     $   643
  10 Years     $ 1,466

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 11% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Effective at the close of business on June 18, 2010, the Fund has withdrawn its interests in its corresponding master portfolio and now invests directly in a portfolio of securities. The Fund formerly was a gateway fund that sought to achieve its investment objective by investing substantially all of its assets in a corresponding master portfolio with a substantially identical investment objective and substantially similar investment strategies. The investment activities of the Fund now occur, and all advisory and sub-advisory services described in the Prospectus are now provided, directly at the gateway fund level.


We invest principally in equity securities of large-capitalization companies, which we define as companies with market capitalizations of $3 billion or more. Furthermore, we may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.

We focus on identifying companies that we believe have exceptional valuations, above-market earnings growth, as well as consistency of dividend income and growth of the dividend. Our screening process to identify such premier companies involves a search by market capitalization, dividend income or potential for dividend income, and stability of earnings to refine our selection universe. Additionally, we screen for valuation by utilizing a comparative valuation tool that ranks a company's stock against a universe of other companies. This process helps us identify undervalued stocks and allows us to focus our fundamental research on stocks that appear to offer exceptional investment opportunities. Our fundamental research includes in-depth financial statement analysis that includes looking at a company's operating characteristics such as earnings and cash flow prospects, profit margin trends, and consistency of revenue growth. Other standard valuation measures are applied to this select group of stocks, such as price to earnings, price to book, price to sales and price to cash flow ratios, both on an absolute and on a relative basis. We believe that our focus on valuation, capitalization size, consistency, and dividend yield all combine to produce a diversified portfolio of high quality stocks. Because few companies meet our select screening criteria, we generally follow a low turnover approach and typically will only sell a stock if it no longer fits our criteria for a premier company.

PRINCIPAL INVESTMENT RISKS
COUNTER-PARTY RISK. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

DERIVATIVES RISK. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

ISSUER RISK. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

LEVERAGE RISK. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.


LIQUIDITY RISK. A security may not be able to be sold at the time desired without adversely affecting the price.


MANAGEMENT RISK. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

MARKET RISK. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

REGULATORY RISK. Changes in government regulations may adversely affect the value of a security.

VALUE STYLE INVESTMENT RISK. Value stocks may lose value quickly and may be subject to prolonged depressed valuations.

--------------------------------------------------------------------------------
PERFORMANCE

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.


[GRAPHIC APPEARS HERE]

              CALENDAR YEAR TOTAL RETURNS AS OF 12/31 EACH YEAR
              ADMINISTRATOR CLASS (Incepted on November 1, 1994)
2000        2001         2002        2003        2004     2005        2006       2007       2008        2009
1.90%       -5.45%      -19.68%     26.28%      11.42%    5.45%      18.67%      2.92%      -36.53%    18.24%

             BEST AND WORST QUARTER
  Best Quarter:       Q2    2003       16.74%
  Worst Quarter:      Q3    2002      -20.82%

 AVERAGE ANNUAL TOTAL RETURNS
as of 12/31/09                     1 YEAR       5 YEARS       10 YEARS
 ADMINISTRATOR CLASS (Incepted on November 1, 1994)
  Returns Before Taxes            18.24%        -0.68%          0.51%
  Returns After Taxes on          17.29%        -3.67%         -1.73%
  Distributions
  Returns After Taxes on          11.81%        -0.58%          0.14%
Distributions and Sale of
  Fund Shares
 RUSSELL 1000 (Reg. TM)           19.69%        -0.25%          2.47%
VALUE INDEX (reflects no
deduction for expenses or
  taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

FUND MANAGEMENT

  INVESTMENT
   ADVISER
 Wells Fargo
Funds
Management,
LLC

 SUB-ADVISER      PORTFOLIO MANAGER, TITLE/MANAGED SINCE
 Wells Capital    GARY J. DUNN, CFA, Portfolio Manager / 1994
 Management      ROBERT M. THORNBURG, Portfolio Manager / 2006
 Incorporated


The Board of Trustees has approved the reorganization of the Fund into another Wells Fargo Advantage Fund, subject to the satisfaction of a number of conditions, including approval by Fund shareholders.

SUMMARY OF IMPORTANT INFORMATION REGARDING PURCHASE AND SALE OF FUND SHARES

TRANSACTION POLICIES
Administrator Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Administrator Class shares may also be offered through certain financial intermediaries that may charge their customers transaction or other fees.


 INSTITUTIONS PURCHASING       TO PLACE ORDERS OR REDEEM SHARES
----------------------------- -------------------------------------------
  FUND SHARES
-----------------------------
 OPENING AN ACCOUNT            MAIL: WELLS FARGO ADVANTAGE FUNDS
 Institutions which           P.O. Box 8266
currently have another
  account with
 WELLS FARGO ADVANTAGE FUNDS  Boston, MA 02266-8266
  may open an account by
 phone or internet. If the    INTERNET:www.wellsfargo.com/advantagefunds
institution does not have
  an
 account, contact your        PHONE OR WIRE: 1-800-222-8222 or
  investment representative.
 FOR MORE INFORMATION         1-800-368-7550
 See HOW TO BUY SHARES        IN PERSON: Investor Center
  beginning on page 90 of the
 Prospectus                   100 Heritage Reserve
                              Menomonee Falls,Wisconsin 53051.
                              CONTACT YOUR INVESTMENT REPRESENTATIVE.


TAX INFORMATION
Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.



                                                                  0600485/P0485A
 4